Operating Leases	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Operating Leases
Note 15. Operating Leases
The Company leases office and data center facilities under operating lease agreements.
Some
of the Company’s leases include one or more options to renew. For a majority of our leases, we do not assume renewals in our determination of the lease term as the renewals are not deemed to be reasonably assured. The Company’s lease agreements generally do not contain any material residual value guarantees or material restrictive covenants. As of June 30, 2023, the Company’s lease agreements typically have terms not exceeding five years.
Payments under the Company’s lease arrangements may be fixed or variable, and variable lease payments primarily represent costs related to common area maintenance and utilities. The components of lease expense are summarized as follows (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Operating lease cost	$1,073	$1,595	$2,089	$3,267
Short term lease cost	155	101	443	203
Variable lease cost	118	100	186	202
Sublease income	(257)	(302)	(567)	(612)

Total lease cost	$1,089	$1,494	$2,151	$3,060

Other information related to leases is summarized as follows (in thousands, except lease term and discount rate):

	Six months ended June 30,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$2,049	$3,421
Right-of-use assets obtained in exchange for new operating lease liabilities	1,113	—
Weighted-average remaining lease term (in years):
Operating leases	2.1	2.7
Weighted-average discount rate:
Operating leases	2.7%	1.6%
During the six months ended June 30, 2023, the Company entered into a long-term lease for office space in London, United Kingdom, resulting in additional lease liabilities of $1.1 million.
The Company calculated the weighted-average discount rates using incremental borrowing rates, which equal the rates of interest that it would pay to borrow funds on a fully collateralized basis over a similar term.
As of June 30, 2023, the maturity of lease liabilities are as follows (in thousands):

(in thousands)
2023 (Remaining)	$1,707
2024	2,783
2025	1,441
2026	283
2027	—
Thereafter	—
Total minimum lease payments	6,214
Less: Imputed interest	(191)

Present value of lease liabilities	$6,023

The
right-of-use
assets and liabilities derecognized upon termination of lease contracts were as follows (in thousands):

	Six months ended June 30,
	2023	2022
Leases terminated	—	2
Right-of-use assets derecognized upon lease termination	$—	$177
Lease liabilities derecognized upon lease termination	—	177